Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenue Disaggregated by Type of Revenue	The following table presents revenue disaggregated by type for the periods presented:

	Three Months Ended March 31,
in thousands	2024	2023
Launch services	$—	$—
Space products	285	—

Total revenues	$285	$—

The following table presents revenue disaggregated by type for the periods presented:

	Year Ended December 31,
in thousands	2023	2022
Launch services	$—	$5,899
Space products	3,874	3,471

Total revenues	$3,874	$9,370